Business Combination - Summary Of The Allocation Of The Purchase Price (Detail) - CAD ($)	Dec. 31, 2023	Nov. 08, 2023	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2021
Allocation of purchase price
Deferred tax liabilities	$ 147,000		$ (28,491,000)		$ (11,352,000)
CWC Energy Services Corp. [Member]
Disclosure of detailed information about business combination [line items]
Number of shares issued	947,807	947,807
Share price at issuance	$ 79.75
Common shares	75,588
Cash	$ 13,726,000	$ 14,000,000
Fair value of consideration transferred	89,314,000	$ 89,000,000
Allocation of purchase price
Cash	13,080,000
Accounts receivable	41,641,000
Property, plant and equipment	140,965,000
Intangibles	3,000,000
Right-of-use assets	1,466,000
Accounts payable and accrued liabilities	(22,260,000)
Long-term debt	(60,387,000)
Lease obligations	(1,466,000)
Deferred tax liabilities	(964,000)
Gain on acquisition	(25,761,000)		$ 0
Fair value of Acquired Net Assets	89,314,000
High Arctic Energy Services Inc [Member]
Disclosure of detailed information about business combination [line items]
Cash	10,200,000			$ 10,000,000
Accounts payable and accrued liabilities	27,300,000			28,000,000
Fair value of consideration transferred	37,500,000			$ 38,000,000
Allocation of purchase price
Right-of-use assets	6,990,000
Lease obligations	(6,990,000)
Fair value of Acquired Net Assets	37,500,000
High Arctic Energy Services Inc [Member] | Rig Equipment [Member]
Allocation of purchase price
Property, plant and equipment	32,796,000
High Arctic Energy Services Inc [Member] | Vehicles [member]
Allocation of purchase price
Property, plant and equipment	900,000
High Arctic Energy Services Inc [Member] | Buildings [member]
Allocation of purchase price
Property, plant and equipment	1,457,000
High Arctic Energy Services Inc [Member] | Land [member]
Allocation of purchase price
Property, plant and equipment	$ 2,347,000